October 30, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Investment Funds IV, Inc. (the "Registrant")
  - BNY Mellon Floating Rate Income Fund

1933 Act File No.:  33-16338

1940 Act File No.: 811-05202

CIK No.: 0000819940

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended August 31, 2024.

Please direct any questions or comments to the attention of the undersigned at (412) 236-9846.

Sincerely yours,

 /s/ Shelby L. Pelesky
Shelby L. Pelesky
Associate Paralegal I

Enclosure